Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Disclosure [Line Items]
Increase in valuation allowance	$ 10.0	$ 0.6
Federal Corporate tax rate	21.00%	35.00%
Effect of remeasurement of deferred tax assets due to TCJA		$ 10.1
Domestic Federal
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	$ 119.5
Net operating loss carryforwards	2030
Research and development credit carryforwards, california	$ 1.0
California | State and Local Jurisdiction
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	$ 37.2
Net operating loss carryforwards	2031
Research and development credit carryforwards, california	$ 0.9
All Other States | State and Local Jurisdiction
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	$ 19.5
Net operating loss carryforwards	2029